Significant accounting policies (Detail Textuals) (USD $)	12 Months Ended								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Common stock	Dec. 31, 2012 Common stock	Dec. 31, 2011 Common stock	Dec. 31, 2010 Common stock	Apr. 06, 2010 Common stock	Dec. 31, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2013 Warrants	Dec. 31, 2012 Warrants	Dec. 31, 2011 Warrants
Significant Accounting Policies [Line Items]
Net proceeds from short term financing	$ 8,575,000
Prototype drug product	$ 250,000
Number of shares outstanding for issue from the Trust							1,743,750
Antidilutive securities excluded from computation of earnings per share									28,104,009	4,380,000	650,000	28,104,009	4,380,000	650,000